Ordinary Shares and Equity Incentive Plan - RSU Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Shares
Unvested as of December 31, 2020 (in shares) | shares	21,911,263
Granted (in shares) | shares	7,355,210
Vested (in shares) | shares	(7,408,175)
Forfeited (in shares) | shares	(2,424,115)
Unvested as of December 31, 2021 (in shares) | shares	19,434,183
Weighted-Average Grant-Date Fair Value Per Share
Unvested beginning balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 8.02
Granted, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	4.60
Vested, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	6.83
Forfeited, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	5.58
Unvested ending balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 7.49